Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
t
Principal
Amount Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%, 05/15/30 ........... $ 4,593,735
Michigan — 0.1%
2,500,000 University of Michigan University &
College Improvements Revenue
Bonds, Series B,
1.00%, 04/01/25 ........... 2,521,925
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University,
Refunding Revenue Bonds, Series
D,
1.65%, 09/01/25 ........... 5,159,000
Total Municipal Bonds
(Cost $12,000,000)
12,274,660
CORPORATE BONDS — 26.9%
Banks — 5.0%
1,750,000 Banco Santander Chile,
2.50%, 12/15/20(a) ......... 1,756,458
2,800,000 Banco Santander SA,
3 .85%, 04/12/23 ........... 3,001,511
6,000,000 Bank of America Corp.,
(3 mo. LIBOR US + 0.810%),
3.37%, 01/23/26(b) ......... 6,622,630
2,000,000 Bank of Montreal, Series D,
3.10%, 04/13/21 ........... 2,041,442
3,675,000 Bank of New York Mellon Corp. (The)
MTN,
1.60%, 04/24/25 ........... 3,844,250
5,000,000 BNP Paribas SA,
2.95%, 05/23/22(a) ......... 5,191,202
5,560,000 Canadian Imperial Bank of
Commerce,
3.10%, 04/02/24 ........... 6,010,137
5,785,000 Citigroup, Inc.,
(3 mo. LIBOR US + 1.390%),
3.67%, 07/24/28(b) ......... 6,592,846
5,065,000 Credit Suisse AG/New York NY,
2.10%, 11/12/21 ........... 5,177,749
5,885,000 JPMorgan Chase & Co.,
(3 mo. LIBOR US + 1.260%),
4.20%, 07/23/29(b) ......... 7,024,821
2,000,000 JPMorgan Chase & Co.,
(SOFR RATE + 2.515%),
2.96%, 05/13/31(b) ......... 2,178,377
Principal
Amount Value
Banks (continued)
$ 5,000,000 Mizuho Financial Group, Inc.,
(3 mo. LIBOR US + 1.000%),
3.92%, 09/11/24(b) ......... $ 5,429,276
4,400,000 Morgan Stanley, Series F,
3.88%, 04/29/24 ........... 4,906,424
3,500,000 PNC Bank NA,
2.70%, 10/22/29 ........... 3,840,781
4,500,000 Royal Bank of Canada,
3.35%, 10/22/21(a) ......... 4,659,741
2,200,000 Sumitomo Mitsui Financial Group,
Inc.,
2.72%, 09/27/29 ........... 2,388,048
2,000,000 Svenska Handelsbanken AB,
1.88%, 09/07/21 ........... 2,032,241
6,000,000 Truist Bank,
1.25%, 03/09/23 ........... 6,117,376
5,000,000 US Bancorp,
1.45%, 05/12/25 ........... 5,187,405
84,002,715
Communication Services — 1.7%
5,000,000 Amazon.com, Inc.,
1.20%, 06/03/27 ........... 5,139,489
5,720,000 Comcast Corp.,
4.15%, 10/15/28 ........... 7,030,541
900,000 Discovery Communications LLC,
2.95%, 03/20/23 ........... 947,141
2,500,000 Discovery Communications LLC,
3.63%, 05/15/30 ........... 2,773,945
5,910,000 Omnicom Group, Inc.,
2.45%, 04/30/30 ........... 6,155,132
5,930,000 Verizon Communications, Inc.,
4.13%, 03/16/27 ........... 7,112,728
29,158,976
Consumer Discretionary — 3.2%
5,000,000 American Honda Finance Corp.
MTN,
0.88%, 07/07/23 ........... 5,044,343
2,500,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%, 09/01/30 ........... 2,584,787
2,460,000 Carnival Corp.,
3.95%, 10/15/20 ........... 2,435,400
2,000,000 Costco Wholesale Corp.,
1.38%, 06/20/27 ........... 2,072,939
5,000,000 Equifax, Inc.,
2.60%, 12/01/24 ........... 5,338,525
6,000,000 Estee Lauder Cos., Inc. (The),
2.60%, 04/15/30 ........... 6,673,841

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
Consumer Discretionary (continued)
$ 5,000,000 Lowe's Cos, Inc.,
2.50%, 04/15/26 ........... $ 5,434,481
4,205,000 McDonald's Corp. MTN,
3.30%, 07/01/25 ........... 4,713,661
3,060,000 PayPal Holdings, Inc.,
1.65%, 06/01/25 ........... 3,193,558
2,475,000 Southwest Airlines Co.,
5.25%, 05/04/25 ........... 2,636,772
1,000,000 Starbucks Corp.,
1.30%, 05/07/22 ........... 1,014,853
4,985,000 Verisk Analytics, Inc.,
4.00%, 06/15/25 ........... 5,703,643
2,500,000 VF Corp.,
2.05%, 04/23/22 ........... 2,565,436
3,890,000 Walmart, Inc.,
3.40%, 06/26/23 ........... 4,224,448
53,636,687
Consumer Staples — 2.7%
5,000,000 Anheuser-Busch Cos LLC/Anheuser-
Busch InBev Worldwide, Inc.,
3.65%, 02/01/26 ........... 5,705,319
5,940,000 Coca-Cola Co. (The),
3.38%, 03/25/27 ........... 6,878,709
5,000,000 Diageo Capital PLC,
2.63%, 04/29/23 ........... 5,291,699
4,950,000 General Mills, Inc.,
4.00%, 04/17/25 ........... 5,662,794
3,100,000 Hershey Co. (The),
1.70%, 06/01/30 ........... 3,243,983
1,166,000 Kroger Co. (The),
2.80%, 08/01/22 ........... 1,217,119
2,000,000 Mars, Inc.,
0.88%, 07/16/26(a) ......... 2,000,682
5,000,000 Mondelez International Holdings
Netherlands BV,
2.13%, 09/19/22(a) ......... 5,173,974
1,450,000 NIKE, Inc.,
2.40%, 03/27/25 ........... 1,569,552
1,250,000 Procter & Gamble Co. (The),
2.45%, 03/25/25 ........... 1,360,886
6,000,000 Tyson Foods, Inc.,
2.25%, 08/23/21 ........... 6,093,803
44,198,520
Diversified Financials — 2.0%
3,950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4 .50%, 05/15/21 ........... 4,029,116
1,760,000 American Express Co.,
3.70%, 08/03/23 ........... 1,918,185
Principal
Amount Value
Diversified Financials (continued)
$ 5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... $ 5,020,471
3,070,000 Goldman Sachs Group, Inc. (The),
(3 mo. LIBOR US + 0.780%),
1.04%, 10/31/22(c) ......... 3,078,914
3,065,000 Goldman Sachs Group, Inc. (The),
(3 mo. LIBOR US + 1.000%),
1.26%, 07/24/23(c) ......... 3,083,396
3,500,000 Magna International, Inc.,
3.63%, 06/15/24 ........... 3,900,922
1,500,000 Magna International, Inc.,
2.45%, 06/15/30 ........... 1,593,770
2,470,000 National Rural Utilities Cooperative
Finance Corp. MTN,
2.90%, 03/15/21 ........... 2,512,298
5,000,000 New York Life Global Funding,
1.10%, 05/05/23(a) ......... 5,101,433
2,350,000 Visa, Inc.,
1.90%, 04/15/27 ........... 2,513,458
32,751,963
Energy — 1.3%
2,840,000 Energy Transfer Operating LP,
5.88%, 01/15/24 ........... 3,132,554
5,000,000 Phillips 66,
2.15%, 12/15/30 ........... 4,955,592
5,170,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 6,230,337
5,000,000 Williams Cos, Inc. (The),
3.35%, 08/15/22 ........... 5,204,587
1,560,000 Williams Cos, Inc. (The),
4.50%, 11/15/23 ........... 1,710,880
21,233,950
Health Care — 3.5%
3,000,000 Abbott Laboratories,
1.15%, 01/30/28 ........... 3,076,276
4,000,000 AbbVie, Inc.,
2.60%, 11/21/24(a) ......... 4,277,583
5,000,000 Anthem, Inc.,
3.65%, 12/01/27 ........... 5,763,867
5,000,000 Bristol-Myers Squibb Co.,
2.88% , 08/15/20 ........... 5,003,810
3,000,000 Bristol-Myers Squibb Co.,
2.90%, 07/26/24 ........... 3,265,731
5,000,000 Cigna Corp.,
3.75%, 07/15/23 ........... 5,447,655
5,000,000 HCA, Inc.,
5.00%, 03/15/24 ........... 5,641,593

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
Health Care (continued)
$ 5,000,000 Kaiser Foundation Hospitals,
3.15%, 05/01/27 ........... $ 5,645,456
5,000,000 Laboratory Corp. of America
Holdings,
3.20%, 02/01/22 ........... 5,193,298
6,320,000 Merck & Co., Inc.,
1.45%, 06/24/30 ........... 6,494,005
5,000,000 Stryker Corp.,
1.15% , 06/15/25 ........... 5,088,252
2,500,000 Takeda Pharmaceutical Co. Ltd.,
2.05%, 03/31/30 ........... 2,567,838
57,465,364
Industrials — 2.3%
5,000,000 Burlington Northern Santa Fe LLC,
3.25%, 06/15/27 ........... 5,780,505
3,875,000 General Dynamics Corp.,
3.63%, 04/01/30 ........... 4,667,630
5,150,000 Honeywell International, Inc.,
1.35%, 06/01/25 ........... 5,329,020
6,206,000 Jabil, Inc.,
4.70%, 09/15/22 ........... 6,687,290
6,185,000 Northrop Grumman Corp.,
2.55%, 10/15/22 ........... 6,456,068
2,000,000 Otis Worldwide Corp.,
(3 mo. LIBOR US + 0.450%),
0.75%, 04/05/23(a)(c) ....... 1,993,358
2,522,000 Precision Castparts Corp.,
3.25%, 06/15/25 ........... 2,824,074
3,725,000 Roper Technologies, Inc.,
2.80% , 12/15/21 ........... 3,836,988
37,574,933
Information Technology — 2.2%
1,000,000 Adobe, Inc.,
1.70%, 02/01/23 ........... 1,035,078
5,000,000 Analog Devices, Inc.,
3.90%, 12/15/25 ........... 5,759,447
5,000,000 Apple, Inc.,
1.65%, 05/11/30 ........... 5,253,202
3,000,000 Broadcom, Inc.,
3.15%, 11/15/25(a) ......... 3,235,302
3,090,000 Hewlett Packard Enterprise Co.,
2.25%, 04/01/23 ........... 3,196,361
3,000,000 Intel Corp.,
3.40%, 03/25/25 ........... 3,375,571
5,071,000 Microsoft Corp.,
2.40%, 08/08/26 ........... 5,584,230
5,000,000 Oracle Corp.,
2.50%, 05/15/22 ........... 5,176,031
Principal
Amount Value
Information Technology (continued)
$ 4,000,000 QUALCOMM, Inc.,
2.15%, 05/20/30 ........... $ 4,290,772
36,905,994
Insurance — 0.3%
5,000,000 Metropolitan Life Global Funding I,
2 .40%, 01/08/21(a) ......... 5,045,049
Materials — 1.0%
5,000,000 Air Products and Chemicals, Inc.,
1.50%, 10/15/25 ........... 5,225,198
5,000,000 DuPont de Nemours, Inc.,
4.21%, 11/15/23 ........... 5,521,300
5,000,000 Nucor Corp.,
2.00%, 06/01/25 ........... 5,267,411
16,013,909
Real Estate — 0.1%
2,000,000 American Tower Corp. REIT,
2.40%, 03/15/25 ........... 2,140,116
Utilities — 1.6%
2,390,000 Berkshire Hathaway Energy Co.,
2.38%, 01/15/21 ........... 2,412,159
1,250,000 Consolidated Edison Co. of New York,
Inc., Series 20A,
3.35%, 04/01/30 ........... 1,465,043
1,500,000 Duke Energy Corp.,
3.55%, 09/15/21 ........... 1,540,865
5,000,000 Eversource Energy, Series N,
3.80%, 12/01/23 ........... 5,492,282
4,180,000 Florida Power & Light Co.,
2.75%, 06/01/23 ........... 4,419,646
1,000,000 Florida Power & Light Co.,
2.85%, 04/01/25 ........... 1,100,943
5,000,000 Public Service Co. of Colorado, Series
35,
1.90%, 01/15/31 ........... 5,296,358
5,000,000 Xcel Energy, Inc.,
3.30%, 06/01/25 ........... 5,558,859
27,286,155
Total Corporate Bonds
(Cost $425,498,241)
447,414,331
ASSET-BACKED SECURITIES — 2.4%
CANADA — 0.2%
Other Asset-Backed Securities — 0.2%
1,216,214 Canadian Pacer Auto Receivables
Trust, Series 2018-1A, Class A3,
3.00%, 11/19/21(a) ......... 1,223,250

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
CANADA (continued)
Other Asset-Backed Securities (continued)
$ 3,000,000 Evergreen Credit Card Trust, Series
2018-1, Class A,
2.95%, 03/15/23(a) ......... $ 3,044,987
4,268,237
CAYMAN ISLANDS — 1.1%
Collateralized Loan Obligations — 1.1%
2,958,112 Apex Credit CLO Ltd., Series 2017-
1A, Class A1,
(3 mo. LIBOR US + 1.470%),
1.73%, 04/24/29(a)(c) ....... 2,915,443
1,724,015 Black Diamond CLO Ltd., Series
2013-1A, Class A2R,
(3 mo. LIBOR US + 1.450%),
1.72%, 02/06/26(a)(c) ....... 1,710,758
179,115 Black Diamond CLO Ltd., Series
2014-1A, Class A1R,
(3 mo. LIBOR US + 1.150%),
1.42%, 10/17/26(a)(c) ....... 178,724
4,000,000 Crestline Denali CLO XV Ltd., Series
2017-1A, Class A,
(3 mo. LIBOR US + 1.300%),
1.57%, 04/20/30(a)(c) ....... 3,940,795
2,000,000 Mercer Field II CLO Ltd., Series
2017-1A, Class A1,
(3 mo. LIBOR US + 1.330%),
1.61%, 04/15/29(a)(c) ....... 1,964,145
5,000,000 THL Credit Wind River CLO Ltd.,
Series 2017-2A, Class A,
(3 mo. LIBOR US + 1.230%),
1.50%, 07/20/30(a)(c) ....... 4,915,065
2,328,335 Z Capital Credit Partners CLO Ltd.,
Series 2015-1A, Class A1R,
(3 mo. LIBOR US + 0.950%),
1.22%, 07/16/27(a) (c) ....... 2,286,621
17,911,551
UNITED STATES — 1.1%
Other Asset-Backed Securities — 1.1%
232,097 CarMax Auto Owner Trust, Series
2017-2, Class A3,
1.93%, 03/15/22 ........... 232,753
1,273,081 Chesapeake Funding II LLC, Series
2017-4A, Class A1,
2.12%, 11/15/29(a) ......... 1,282,034
1,284,084 Enterprise Fleet Financing LLC, Series
2017-2, Class A3,
2.22%, 01/20/23(a) ......... 1,291,394
2,000,000 GM Financial Consumer Automobile,
Series 2017-1A, Class A4,
2.06%, 05/16/23(a) ......... 2,011,301
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 634,625 GM Financial Consumer Automobile
Receivables Trust, Series 2018-1,
Class A3,
2.32%, 07/18/22 ........... $ 639,379
3,000,000 Sofi Professional Loan Program, Series
2018-B, Class A2FX,
3.34%, 08/25/47(a) ......... 3,106,792
1,348,148 Toyota Auto Receivables Owner Trust,
Series 2017-A, Class A4,
2.10%, 09/15/22 ........... 1,354,753
2,500,000 Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3,
0.44%, 10/15/24 ........... 2,503,221
378,458 Verizon Owner Trust, Series 2017-3A,
Class A1A,
2.06%, 04/20/22(a) ......... 379,502
938,289 Volkswagen Auto Loan Enhanced
Trust, Series 2018-1, Class A3,
3.02%, 11/21/22 ........... 955,030
265,759 Wheels SPV 2 LLC, Series 2018-1A,
Class A2,
3.06%, 04/20/27(a) ......... 267,520
1,996,056 World Omni Auto Receivables Trust,
Series 2018-A, Class A3,
2.50%, 04/17/23 ........... 2,024,282
2,150,000 World Omni Auto Receivables Trust,
Series 2019-A, Class A3,
3.04%, 05/15/24 ........... 2,209,532
18,257,493
Total Asset-Backed Securities
(Cost $40,379,610)
40,437,281
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
828,921 JP Morgan Tax-Emept Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%, 01/27/38(a) ......... 828,328
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $842,738)
828,328
U.S. GOVERNMENT AGENCIES — 0.1%
Overseas Private Investment Corp. — 0.1%
1,263,814 5.14%, 12/15/23 ............... 1,366,279

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
Small Business Administration — 0.0%
273,695 4.08%, 03/10/21 ............... $ 277,862
Total U.S. Government Agencies
(Cost $1,537,513)
1,644,141
U.S. GOVERNMENT SECURITIES — 68.8%
U.S. Treasury Bonds — 0.9%
9,726,000 3.50%, 02/15/39 ............... 14,119,417
U.S. Treasury Notes — 67.9%
64,991,000 1.88%, 01/31/22 ............... 66,684,320
71,518,000 2.25%, 11/15/25 ............... 78,993,866
89,797,000 2.00%, 02/15/25 ............... 97,103,530
13,233,000 2.25%, 11/15/24 ............... 14,397,090
6,750,000 2.63%, 02/15/29 ............... 7,962,891
139,615,000 2.38%, 08/15/24 ............... 151,962,202
19,592,000 2.63%, 05/15/21 ............... 19,976,187
34,669,714 0.63%, 01/15/24(d) ............ 36,848,946
89,883,000 1.25%, 07/31/23 ............... 92,913,040
98,729,000 1.63%, 02/15/26 ............... 106,021,834
20,264,000 2.25%, 01/31/24 ............... 21,750,555
44,800,000 1.50%, 02/15/30 ............... 48,893,250
6,472,000 1.38%, 09/15/20 ............... 6,481,561
112,024,000 2.00%, 11/15/26 ............... 123,563,347
42,322,000 1.75%, 01/31/23 ............... 44,041,331
23,866,000 1.88%, 11/30/21 ............... 24,418,833
11,678,000 1.88%, 12/15/20 ............... 11,755,549
2,500,000 1.63%, 12/15/22 ............... 2,589,258
20,000,000 0.50%, 04/30/27 ............... 20,163,281
140,214,000 2.75%, 07/31/23 ............... 151,201,082
1,127,721,953
Total U.S. Government Securities
(Cost $1,081,684,399)
1,141,841,370
Shares
INVESTMENT COMPANY — 1.0%
16,746,227 SEI Daily Income Trust Government
II Fund - Class A, 0.07%(e) ... 16,746,227
Total Investment Company
(Cost $16,746,227)
16,746,227
TOTAL INVESTMENTS — 100.0%
(Cost $1,578,688,728)
$ 1,661,186,338
LIABILITIES IN EXCESS OF
OTHER ASSETS — 0.0%
(320,174)
NET ASSETS — 100.0%
$ 1,660,866,164
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.
(c) Floating rate security. Rate shown is the rate in effect as of July 31,
2020.
(d) Inflation protected security. Principal amount reflects original security face amount.
(e) The rate shown represents the current yield as of July 31, 2020.
CLO — Collateralized Loan Obligation
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Portfolio Diversification by Sector (Unaudited)
Sector
Percentage
of Net Assets
Asset-Backed Securities ......................... 2.4%
Collateralized Mortgage Obligations ............... 0.1
Corporate Bonds ............................. 26.9
Municipal Bonds ............................. 0.7
U.S. Government Agencies and Securities ........... 68.9
Others
*
..................................... 1.0
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.